                                                       OMB Approval
                                                       OMB Number: 3235-0570
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                                                       hours per response: 19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2957

                              KEYCO BOND FUND, INC.
               (Exact name of registrant as specified in charter)

     27777 Franklin Road, Suite 1630
          Southfield, Michigan                                           48034
(Address of principal executive offices)                              (Zip code)

                            Joel D. Tauber, President
                              Keyco Bond Fund, Inc.
                         27777 Franklin Road, Suite 1630
                           Southfield, Michigan 48034
                     (Name and Address of agent for service)

       Registrant's telephone number, including area code: (248) 353-0790

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. ANNUAL REPORT TO SHAREHOLDERS.

                              KEYCO BOND FUND, INC.
                        27777 FRANKLIN ROAD - SUITE 1630
                           SOUTHFIELD, MICHIGAN 48034
                                 (248) 353-0790

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2005.

The Board of Directors, on November 9, 2005, declared quarterly dividends totaling $0.95 per share for the year ending September 30, 2006. This amount is subject to revision in September 2006 based upon actual net investment income for the year. Dividends are paid quarterly on the first business day of February, May, August and November.

Taxable dividends were also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $43,632 (approximately 3.44 cents per share) as a capital gain dividend for the period November 2004 through October 2005. The Fund also paid a total of $11,958 (approximately 0.94 cents per share) as an ordinary income distribution of market discount for the period January 1 through October 31, 2005.

Both of these additional dividends were included in the November 2005 payment. An IRS Form 1099-DIV will be issued in January 2006 only to those shareholders receiving over $10 of either taxable dividend.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held at 27777 Franklin Road, Suite 1630, Southfield, Michigan, on Friday, December 16, 2005, at 10:30 a.m. for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

Mark Schlussel and David Page continue to serve as independent outside Directors, and their remuneration remains at $1,500 each per meeting. In addition, the fund pays $35,000 annually for certain administrative services and office space.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may be viewed and copied at the SEC's Public Reference Room in Washington DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund's portfolio holdings, a copy of the Fund's most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,


/S/ JOEL D. TAUBER
-------------------------------------
Joel D. Tauber, President

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE FOR YEAR ENDED SEPTEMBER 30, 2005

The Fund's primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

NET INVESTMENT INCOME

The Fund's net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $1,181,225, or $.93 per share, compared with $1,283,710, or $1.01 per share, last year. This $102,485 change was the net result of a decrease of $106,879 in interest income offset by a decrease of $4,394 in expenses. Bonds purchased in recent years continue the trend of yielding less than the matured or called bonds which they replaced.

As of September 30, 2005, the weighted average annual yield on the Fund's portfolio was 5.4% based on cost and 5.0% based on market value.

VALUATION OF BONDS AND NET ASSET VALUE

Because the municipal bonds in the Fund's portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund's custodian, who uses a matrix pricing system.

The Fund's net asset value is calculated by subtracting the Fund's liabilities from its assets. The valuation of the Fund's most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $26,610,234 or $21.00 per share at September 30, 2005, a decrease of $411,864 or $0.32 per share from September 30, 2004. This change is mostly the result of a decrease in unrealized appreciation of investments.

During the past year, the interest rate yield curve flattened. The rates at the end of the year for the shorter-term bonds were higher than those at the beginning of the year while the rates decreased for the longer-term bonds.

The weighted average maturity was 9.7 years, less than the prior year.

ASSET ALLOCATION

The bond portfolio is allocated by state/territory as follows:

                       ASSET ALLOCATION BY STATE/TERRITORY

                                   (PIE CHART)

New York       9%
Puerto Rico    9%
Texas         13%
Michigan      57%
Other         12%

OTHER

During the year, fifteen bonds were either called or matured for total proceeds of $2,858,250. The Fund realized a capital gain of $43,632 which is taxable to the shareholders. Cash from these dispositions was reinvested in bonds maturing in sixteen to nineteen years. Portfolio turnover was 11.7%

                              KEYCO BOND FUND, INC.
                       FINANCIAL STATEMENTS AND REPORT OF
                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                      FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                      INDEX

                                                                            PAGE
                                                                            ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................     5
FINANCIAL STATEMENTS
   Statement of Assets and Liabilities ..................................     6
   Statement of Operations...............................................     7
   Statement of Changes in Net Assets....................................     8
   Notes to Financial Statements.........................................     9
SUPPLEMENTAL SCHEDULES
   Schedule of Portfolio Investments.....................................    11
   Financial Highlights..................................................    13

Grant Thornton LLP                                         (GRANT THORNTON LOGO)

US Member of Grant Thornton International

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Stockholders
Keyco Bond Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedule of portfolio investments of Keyco Bond Fund, Inc. as of September 30, 2005 and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial highlights for each of the three years in the period ended September 30, 2003, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated October 24, 2003.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2005. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2005, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ GRANT THORNTON LLP
Southfield, Michigan
October 21, 2005

27777 Franklin Road
Suite 800
Southfield, Michigan 48034
T 248.262.1950
F 248.350.3581
www.grantthornton.com

KEYCO BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
Investments in securities, at fair value (cost $24,661,957) .........   $26,225,858
Cash ................................................................       804,107
Accrued interest receivable .........................................       431,676
                                                                        -----------
   Total assets .....................................................    27,461,641
                                                                        -----------

LIABILITIES
Payable for investment purchased ....................................       617,038
Accounts payable ....................................................         1,363
Dividends payable ...................................................       233,006
                                                                        -----------
   Total liabilities ................................................       851,407
                                                                        -----------
Net assets ..........................................................   $26,610,234
                                                                        ===========

Net assets consist of:
   Capital stock, $0.02 par value; 3,000,000 shares authorized
      1,267,258 shares issued and outstanding .......................   $    25,345
   Additional paid-in capital .......................................       730,733
   Retained earnings prior to July 1, 1979 ..........................    24,093,500
   Accumulated undistributed net investment income ..................       196,755
   Net unrealized appreciation in investments, September 30, 2005 ...     1,563,901
                                                                        -----------
   Net assets .......................................................   $26,610,234
                                                                        ===========

Net asset value per share:
   ($26,610,234 divided by 1,267,258 shares outstanding) ............   $     21.00
                                                                        ===========

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

Interest income ............................................                $1,270,494

Expenses
   Legal and accounting ....................................       65,510
   Custodial fee ...........................................       16,182
   Directors' fees .........................................        3,000
   Miscellaneous expense ...................................        4,577
                                                               ----------
      Total expenses .......................................                    89,269
                                                                            ----------
      Net investment income ................................                 1,181,225
                                                                            ----------

Realized gain on investments
   Proceeds from calls and maturities ......................    2,858,250
   Cost of securities called or matured ....................    2,814,618
                                                               ----------
      Realized gain on investments .........................                    43,632

Unrealized appreciation of investments
   Investments held, September 30, 2005
      At cost ..............................................   24,661,957
      At fair value ........................................   26,225,858
                                                               ----------
      Unrealized appreciation, September 30, 2005 ..........    1,563,901
         Less unrealized appreciation, September 30, 2004 ..    1,979,155
                                                               ----------
      Unrealized depreciation of investments ...............                  (415,254)
                                                                            ----------
      Net loss on investments ..............................                  (371,622)
                                                                            ----------
   Increase in net assets resulting from operations ........                $  809,603
                                                                            ==========

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED SEPTEMBER 30, 2005 AND 2004

                                                                    2005          2004
                                                                -----------   -----------
Net assets, beginning of year ...............................   $27,022,098   $27,254,407

Changes in net assets from operations--
   Net investment income ....................................     1,181,225     1,283,710
   Net realized gain on investments .........................        43,632        29,131
   Changes in unrealized depreciation of investments ........      (415,254)     (235,987)
                                                                -----------   -----------
      Net increase in net assets resulting from operations ..       809,603     1,076,854

Changes in net assets from capital transactions--
   Dividends declared from net investment income ............    (1,177,835)   (1,280,032)
   Dividends declared from net capital gains ................       (43,632)      (29,131)
                                                                -----------   -----------
      Net decrease in net assets ............................      (411,864)     (232,309)
                                                                -----------   -----------

      Net assets, end of year (including undistributed net
         investment income of $196,755 at 09/30/05
         and $193,365 at 09/03/04) ..........................   $26,610,234   $27,022,098
                                                                ===========   ===========

   The accompanying notes are an integral part of these financial statements.

KEYCO BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     SECURITY VALUATION

     The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund's custodian is unable to value one or more of the bonds, the valuations(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund's policies require that the Board of Directors be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board. The ability of issuers of debt instruments held by the Fund to meet their obligations may be affected by economic and political developments in a specific state or region.

     FEDERAL INCOME TAXES

     It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

     The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income................................   $  196,755
Unrealized appreciation (net)......................................    1,563,901
                                                                      ----------
                                                                      $1,760,656
                                                                      ==========

     OTHER

     The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   PURCHASES AND DISPOSITIONS OF SECURITIES

     The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $2,841,619 and $2,858,250, respectively.

3.   PORTFOLIO MANAGER

     The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.   RELATED PARTY TRANSACTIONS

     Legal and accounting expenses incurred include $35,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005

                                                                          PRINCIPAL                      FAIR
                                                                            AMOUNT         COST         VALUE
                                                                         -----------   -----------   -----------
LONG-TERM STATE AND MUNICIPAL OBLIGATIONS

MICHIGAN (56.5% OF INVESTMENT FAIR VALUE)
Berkley, Michigan, City School District, 5%, May 2019                    $   425,000   $   441,093   $   461,040
Detroit, Michigan, FSA, Series A, 5%, April 2019                             640,000       601,811       667,923
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007                   520,000       516,001       537,430
Detroit, Michigan, City School District, 5.5%, May 2020                      385,000       398,463       429,129
Detroit, Michigan, City School District, 5%, May 2022                        500,000       517,300       544,640
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2022                  250,000       250,000       263,165
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024                  350,000       363,702       366,901
Dundee, Michigan, Community School District, 5.375%, May 2020                365,000       359,525       398,186
Grand Ledge, Michigan, Public Schools, 5%, May 2022                          400,000       432,496       425,644
Kalamazoo, Michigan, Hospital Finance Authority, Facilities Revenue,
   Bronson Methodist Hospital, 5.25%, May 2018                               270,000       262,475       284,772
Lincoln, Michigan, Consolidated School District, 5%, May 2018                170,000       170,000       178,267
Livonia, Michigan, Public Schools 5.75%, May 2018                            380,000       395,200       420,561
Macomb County, Michigan, Building Authority, 5%, March 2021                  500,000       500,000       526,600
Madison, Michigan, District Public Schools, 5.125%, May 2018                 750,000       711,555       800,445
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 6%, December 2013                                           130,000       134,940       132,015
Michigan Municipal Bond Authority Revenue, Local Government
   Loan Program, 5.375%, November 2017                                       150,000       154,161       153,263
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2022                                          325,000       347,633       346,853
Michigan Municipal Bond Authority Revenue, Clean Water, State
   Revolving Fund, 5%, October 2023                                          535,000       554,389       565,334
Michigan State Building Authority Revenue, Series 1, 4.75%,
   October 2021                                                              270,000       281,257       275,748
Michigan State Trunk Line, Series A, 4.75%, November 2020                    120,000       107,835       123,110
Michigan State House of Representatives Certificates of Participation,
   5%, August 2020                                                           460,000       406,525       478,432
Novi, Michigan, Building Authority, 5.6%, October 2019                       420,000       458,161       468,077
Saginaw Valley State University General Revenue, Michigan, 5.25%
   July 2019                                                                 610,000       569,478       645,575
Standish-Sterling, Michigan, Community Schools, 5.1%, May 2018               150,000       136,501       156,189
University of Michigan, University Revenue Housing, 5.125%,
   November 2015                                                             350,000       366,572       362,145
Warren, Michigan, Water and Sewer Revenue, 5.25%, November 2019              500,000       534,250       549,775
Wayland, Michigan Unified School District, 5.125%, May 2017                1,025,000       976,231     1,050,400
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2015                                                             135,000       136,832       143,621
Wayne County, Michigan, Airport Revenue, Series B, 5.25%,
   December 2017                                                             500,000       526,803       530,695
Wayne County, Michigan, Airport Revenue, Series B, 4.875%,
   December 2023                                                             325,000       332,079       332,992
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        125,000       127,302       136,490
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022        440,000       448,105       467,144
Wyandotte, Michigan, Downtown Development, 6.25%,
   December 2008                                                             605,000       586,802       635,619
Wyoming, Michigan, Public Schools, 5.25%, May 2017                           675,000       713,947       711,970
Zeeland, Michigan, Public Schools, 5%, May 2023                              225,000       235,348       238,223
                                                                         -----------   -----------   -----------
                                                                          13,980,000    14,054,772    14,808,373

KEYCO BOND FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (CONT.)
SEPTEMBER 30, 2005

                                                                          PRINCIPAL                      FAIR
                                                                            AMOUNT         COST         VALUE
                                                                         -----------   -----------   -----------
LONG-TERM STATE AND MUNICIPAL OBLIGATIONS

ALL OTHER STATES AND TERRITORIES (43.5% OF INVESTMENT FAIR VALUE)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014           750,000       724,900       849,870
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008           290,000       258,381       309,497
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009           700,000       622,804       749,154
Maryland State Health and Higher Educational Facilities Authority
   Revenue Johns Hopkins Hospital Redevelopment Issue,
   6.625%, July 2008                                                         135,000       135,000       142,139
Mercer County, New Jersey, Improvement Authority Revenue,
   State Justice Complex, 6.4%, January 2018                                 500,000       463,270       588,225
Metropolitan Transportation Authority, New York, Commuter
   Facilities Revenue, 5.25%, July 2017                                      310,000       299,541       333,343
New York, New York, CIFG-TCRS, CIFG, Series O, 5%, June 2022                 325,000       347,051       343,857
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                                   320,000       330,407       329,210
New York, New York, City Municipal Water Authority, Water and
   Sewer System Revenue, 5.625%, June 2019                                   625,000       645,325       642,675
New York, New York, City Municipal Water Finance Authority,
   Water and Sewer System Revenue, 5.125%, June 2022                         205,000       194,549       212,770
New York, New York, City Transitional Finance Authority Future Tax
   Secured Refunding, Series A-1, 4.375%, November 2024                      500,000       498,350       501,110
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
   Center, U. S. Treasury, 6.25%, July 2011                                  540,000       536,523       583,373
Puerto Rico Commonwealth Highway and Transportation Authority
   Highway Revenue, 6.25%, July 2012                                         500,000       544,085       580,900
Puerto Rico Electric Power Authority, Power Revenue, Series PP,
   5%, July 2023                                                             575,000       617,038       611,835
Puerto Rico Industrial, Tourist, Educational, Medical and
   Environmental Control Facilities Financing Authority, 1998
   Series A, 5.375%, October 2013                                            435,000       454,144       471,831
Puerto Rico Public Finance Corporation Commonwealth
   Appropriation, 5.375%, June 2017                                          565,000       560,231       640,162
Austin, Texas, Utility System Revenue, 6%, April 2006                        500,000       474,565       507,860
Canutillo, Texas, Independent School District, 5%, August 2023               450,000       458,931       472,000
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                             445,000       452,952       475,709
Conroe, Texas, Independent School District and Schoolhouse, 5.3%,
   February 2020                                                              35,000        35,625        36,798
Corpus Christi, Texas, Business and Job Development Corporate
   Sales Tax Revenue, 5%, September 2021                                     475,000       483,906       503,006
Frisco, Texas, Certificates of Obligation, 5.25%, February 2018              500,000       527,365       532,625
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020            730,000       763,366       797,226
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006              200,000       178,876       202,310
                                                                         -----------   -----------   -----------
                                                                          10,610,000    10,607,185    11,417,485
                                                                         -----------   -----------   -----------
   Total investments                                                     $24,590,000   $24,661,957   $26,225,858
                                                                         ===========   ===========   ===========

KEYCO BOND FUND, INC.
FINANCIAL HIGHLIGHTS

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

                                                               2005      2004      2003      2002      2001
                                                             -------   -------   -------   -------   -------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .....................   $ 21.32   $ 21.51   $ 21.71   $ 21.09   $ 20.45
Net investment income ....................................      0.93      1.01      1.01      1.06      1.09
Net realized and unrealized gain (loss) on investments ...     (0.29)    (0.16)    (0.17)     0.62      0.67
                                                             -------   -------   -------   -------   -------
   Total from investment operations ......................      0.64      0.85      0.84      1.68      1.76
                                                             -------   -------   -------   -------   -------

Less distributions from
   Net investment income .................................     (0.93)    (1.01)    (1.01)    (1.06)    (1.12)
   Net realized gain on investments ......................     (0.03)    (0.03)    (0.03)       --        --
                                                             -------   -------   -------   -------   -------
      Total distributions ................................     (0.96)    (1.04)    (1.04)    (1.06)    (1.12)
                                                             -------   -------   -------   -------   -------
Net asset value, end of period ...........................   $ 21.00   $ 21.32   $ 21.51   $ 21.71   $ 21.09
                                                             =======   =======   =======   =======   =======

TOTAL RETURN PER SHARE NET ASSET VALUE(a) ................       3.0%      4.0%      3.9%      8.0%      8.6%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in -000's) ....................   $26,610   $27,022   $27,254   $27,513   $26,727
Ratio of net investment income to average net assets .....       4.4%      4.7%      4.7%      5.0%      5.2%
Ratio of expenses to average net assets ..................       0.3%      0.3%      0.3%      0.3%      0.2%
Portfolio turnover rate ..................................      10.9%      5.2%     15.3%     12.3%     11.4%

----------
(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

ITEM 2. CODE OF ETHICS.

     As of September 30, 2005, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant's Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an "audit committee financial expert" as defined in the instructions to this Form N-CSR.

     Although each member of the registrant's Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant's Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant's underlying internal controls and reporting mechanisms and determined that the members of the registrant's Board of Directors, as a group, have the experience and education necessary to perform the audit committee's responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Information is contained under the caption "Fees Paid to Independent Auditors" in the registrant's Proxy Statement dated November 29, 2005 and is incorporated herein by reference.

     The registrant's Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT.

     The registrant's shares are not listed for trading on a national securities exchange.

ITEM 6. SCHEDULE OF INVESTMENTS

     This Schedule is included as part of the Report to Shareholders filed under
Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund's portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

Registered investment companies..........................................   None
Other pooled investment vehicles.........................................   None

     Other accounts:

     Mr. Tauber is managing officer of several limited liability companies and corporations which invest directly or indirectly in operating business and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies and corporations is not available because most of the investments held by these entities do not have readily available market values.

     Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies and corporations.

     Conflicts of Interest: While it is possible for a limited liability company or corporation of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

     Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

     The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber, accounts over which he has signature authority and the companies for which he is managing director to review the transactions and holdings for possible conflicts of interest.

     Compensation: Mr. Tauber receives no compensation for his services to the registrant.

     Valuation of Ownership: The value of the registrant's shares beneficially owned by Mr. Tauber is over $1,000,000.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     There were no purchases by or on behalf of the registrant or any "affiliated purchaser" of shares of the registrant's equity securities during the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

     (a)(3) Not applicable.

     (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.


By: /S/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President

Date: November 29, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ JOEL D. TAUBER
    ---------------------------------
    Joel D. Tauber, President


By: /S/ ELLEN T. HORING
    ---------------------------------
    Ellen T. Horing, Treasurer

Date: November 29, 2005

                                  EXHIBIT INDEX

Exhibit No.            Description
-----------            -----------
EX.99.302CERT (a)(2)   Certifications pursuant to Section 302 of the
                       Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)      Certification pursuant to Section 906 of the
                       Sarbanes-Oxley Act of 2002.